Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2018 EUR (€)
Not later than one year
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 179,766
Later than one year and not later than two years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	166,163
Later than two years and not later than three years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	149,318
Later than three years and not later than four years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	4,143
Later than four years and not later than five years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,067
More than 5 years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 893